GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
China – 92.6%
178,376 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) $ 3,794,697
18,921 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 732,619
34,200 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 341,656
430,500 Bank of Jiangsu Co. Ltd., Class
A (Banks) 626,526
88,675 Bank of Ningbo Co. Ltd., Class
A (Banks) 394,292
86,800 Beijing Geekplus Technology
Co. Ltd., Class H (Capital
Goods)* 330,601
7,659 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Durables & Apparel) 156,849
4,300 Busy Ming Group Co. Ltd.,
Class H (Consumer Staples
Distribution & Retail)* 226,226
11,200 BYD Co. Ltd., Class A
(Automobiles & Components) 146,231
6,900 BYD Co. Ltd., Class H
(Automobiles & Components) 86,021
3,619 Cambricon Technologies Corp.
Ltd., Class A (Semiconductors
& Semiconductor Equipment)* 653,799
1,632,000 China Construction Bank Corp.,
Class H (Banks) 1,647,880
121,200 China Merchants Bank Co. Ltd.,
Class A (Banks) 672,963
121,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 742,316
74,400 China Resources Mixc Lifestyle
Services Ltd. (Real Estate
Management & Development)
(a)
439,999
158,400 China Tower Corp. Ltd.,
Class H (Telecommunication
Services)
(a)
227,902
89,100 China Yangtze Power Co. Ltd.,
Class A (Utilities) 337,427
66,889 CITIC Securities Co. Ltd., Class
A (Financial Services) 269,611
169,500 CITIC Securities Co. Ltd., Class
H (Financial Services) 634,320
23,434 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 1,180,365
164,000 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 295,163
82,700 East Money Information
Co. Ltd., Class A (Financial
Services) 269,572
16,300 GigaDevice Semiconductor,
Inc., Class A (Semiconductors
& Semiconductor Equipment) 733,810
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
56,500 H World Group Ltd. (Consumer
Services) $ 271,355
4,950 H World Group Ltd. ADR
(Consumer Services) 235,175
86,000 Hansoh Pharmaceutical Group
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
423,823
135,100 Huaxin Building Materials
Group Co. Ltd., Class A
(Materials) 485,235
40,179 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 624,117
72,938 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 609,002
3,600 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 31,558
62,600 Jinan Shengquan Group Share
Holding Co. Ltd., Class A
(Materials) 271,114
128,400 JL Mag Rare-Earth Co. Ltd.,
Class H (Capital Goods) 361,218
224,000 Kingdee International Software
Group Co. Ltd. (Software &
Services)* 369,985
69,700 Kuaishou Technology (Media &
Entertainment)
(a)
712,133
4,919 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 989,909
3,000 Laopu Gold Co. Ltd., Class H
(Consumer Durables & Apparel) 296,493
95,494 Lingyi iTech Guangdong Co.,
Class A (Technology Hardware
& Equipment) 200,759
25,700 Mao Geping Cosmetics Co.
Ltd., Class H (Household &
Personal Products) 285,031
391,500 Meitu, Inc. (Media &
Entertainment)*
(a)
386,723
23,190 Meituan, Class B (Consumer
Services)*
(a)
286,686
92,000 Minth Group Ltd. (Automobiles
& Components) 433,131
25,686 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 669,289
11,540 NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 786,594
28,400 NetEase, Inc. (Media &
Entertainment) 736,414
656,000 PetroChina Co. Ltd., Class H
(Energy) 779,301

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
268,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) $ 554,813
38,600 Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) 369,873
130,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 1,205,796
19,000 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
543,145
288,000 Postal Savings Bank of China
Co. Ltd., Class H (Banks)
(a)
187,777
93,394 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 439,885
176,514 Sany Heavy Industry Co. Ltd.,
Class A (Capital Goods) 555,898
7,200 Sany Heavy Industry Co. Ltd.,
Class H (Capital Goods)* 21,946
13,100 Shanghai Conant Optical Co.
Ltd., Class H (Health Care
Equipment & Services) 105,004
7,500 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A (Food,
Beverage & Tobacco) 183,994
15,000 Shenzhen Edge Medical Co.
Ltd., Class H (Health Care
Equipment & Services)* 122,310
38,378 Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 411,981
31,100 Sieyuan Electric Co. Ltd., Class
A (Capital Goods) 825,936
51,887 Spring Airlines Co. Ltd., Class
A (Transportation) 418,876
52,700 Tencent Holdings Ltd. (Media
& Entertainment) 4,050,617
17,662 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 296,368
10,700 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Technology Hardware &
Equipment) 403,022
29,228 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
415,916
34,500 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Capital Goods) 286,211
27,500 WuXi XDC Cayman,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 220,938
163,270 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 779,854
6,500 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 602,572
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
268,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) $ 1,397,358
39,585,980
Hong Kong – 3.2%
3,501 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 193,014
43,500 Insilico Medicine Cayman
TopCo (Pharmaceuticals,
Biotechnology & Life
Sciences)* 350,245
35,600 Jiaxin International Resources
Investment Ltd. (Materials)* 366,841
16,113 Zijin Gold International Co.
Ltd. (Materials)* 446,396
1,356,496
Taiwan – 2.0%
8,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 279,706
8,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 245,651
4,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 354,401
879,758
United Arab Emirates – 0.5%
51,200 Softcare Ltd. (Household &
Personal Products)* 213,396
United States – 0.8%
13,400 BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 353,397
TOTAL COMMON STOCKS
(Cost $27,978,307)
42,389,027
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
58 3.590% 58
(Cost $58)
TOTAL INVESTMENTS – 99.1%
(Cost $27,978,365)
$ 42,389,085
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
379,073
NET ASSETS – 100.0%
$ 42,768,158
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
Sector Name
% of
Market
Value
Financials 18.3%
Consumer Discretionary 15.5
Communication Services 15.1
Information Technology 14.2
Industrials 11.9
Materials 9.9
Health Care 6.3
Consumer Staples 4.5
Energy 2.5
Real Estate 1.0
Utilities 0.8
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
Jamuary 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 100.6%
Brazil – 5.0%
1,984,600 Axia Energia (Utilities) $ 20,503,103
10,346 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 22,221,035
3,456,747 NU Holdings Ltd., Class A
(Banks)* 61,357,259
597,260 PicS NV (Software &
Services)* 10,750,680
3,564,214 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 16,592,702
178,016 Wheaton Precious Metals Corp.
(Materials) 23,474,970
154,899,749
China – 25.6%
6,033,424 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 128,352,569
480,122 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 18,590,265
540,321 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Durables & Apparel) 11,065,270
6,875,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 42,003,479
534,371 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 26,916,141
5,023,800 Dongfang Electric Corp. Ltd.,
Class H (Capital Goods) 16,373,669
298,107 H World Group Ltd. ADR
(Consumer Services) 14,163,064
1,070,587 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 16,629,880
957,600 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 8,394,506
61,051 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 12,286,022
790,400 Mao Geping Cosmetics Co.
Ltd., Class H (Household &
Personal Products)
(a)
8,766,075
10,433,529 Meitu, Inc. (Media &
Entertainment)*
(b)
10,306,230
2,496,000 Minth Group Ltd. (Automobiles
& Components) 11,751,042
981,492 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 25,574,328
264,455 NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 18,025,874
814,700 NetEase, Inc. (Media &
Entertainment) 21,125,240
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,086,578 Neway Valve Suzhou Co. Ltd.,
Class A (Capital Goods) $ 9,446,396
11,758,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 24,341,387
775,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 7,193,035
5,846,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 54,228,343
589,200 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(b)
16,843,199
2,791,696 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 13,148,871
5,205,400 Sany Heavy Industry Co. Ltd.,
Class H (Capital Goods)* 15,866,175
1,482,900 Spring Airlines Co. Ltd., Class
A (Transportation) 11,971,232
2,396,400 Tencent Holdings Ltd. (Media
& Entertainment) 184,191,637
654,241 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 10,978,164
5,253,792 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 25,094,555
5,470,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 28,520,706
792,147,354
Greece – 1.6%
380,707 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 11,299,836
3,787,197 Piraeus Bank SA (Banks)* 38,202,731
49,502,567
Hong Kong – 0.7%
816,095 Zijin Gold International Co.
Ltd. (Materials)* 22,609,144
Hungary – 0.8%
189,977 OTP Bank Nyrt (Banks) 23,905,195
India – 13.5%
619,278 360 ONE WAM Ltd. (Financial
Services) 7,639,298
193,079 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 12,019,751
222,568 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 16,854,904
647,429 Archean Chemical Industries
Ltd. (Materials) 3,989,233
1,561,427 Axis Bank Ltd. (Banks) 23,295,459
1,932,959 Bajaj Finance Ltd. (Financial
Services) 19,556,449
674,064 Coforge Ltd. (Software &
Services) 12,130,373

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
Jamuary 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,642,296 Computer Age Management
Services Ltd. (Commercial &
Professional Services) $ 12,431,527
58,653 Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 6,669,699
10,256,619 Eternal Ltd. (Consumer
Services)* 30,572,545
664,262 Five-Star Business Finance Ltd.
(Financial Services) 3,298,135
674,999 Godrej Properties Ltd.
(Real Estate Management &
Development)* 11,586,875
499,478 Grasim Industries Ltd.
(Materials) 15,328,672
3,011,237 ICICI Bank Ltd. (Banks) 44,393,548
798,749 Info Edge India Ltd. (Media &
Entertainment) 10,871,412
1,687,545 Infosys Ltd. (Software &
Services) 30,183,908
153,918 MakeMyTrip Ltd. (Consumer
Services)* 9,601,405
300,350 Navin Fluorine International
Ltd. (Materials) 19,929,560
165,815 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment) 5,680,120
817,829 SAI Life Sciences
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
7,435,920
938,689 SBI Life Insurance Co. Ltd.
(Insurance)
(b)
20,418,862
1,273,918 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 22,106,971
14,401,227 Suzlon Energy Ltd. (Capital
Goods)* 7,478,064
3,152,531 Tata Capital Ltd. (Financial
Services)* 11,724,211
1,757,187 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 21,692,930
358,094 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 15,430,876
388,098 TVS Motor Co. Ltd.
(Automobiles & Components) 15,535,306
417,856,013
Indonesia – 1.0%
40,568,100 Bank Central Asia Tbk PT
(Banks) 17,924,992
121,285,400 BFI Finance Indonesia Tbk PT
(Financial Services) 5,094,204
180,975,100 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 7,590,086
30,609,282
Shares Description Value
a
Common Stocks – (continued)
Kazakhstan – 0.4%
395,174 Halyk Savings Bank of
Kazakhstan JSC, GDR (Banks) $ 12,704,844
Mexico – 2.3%
1,501,499 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 16,920,646
5,202,650 Gentera SAB de CV (Financial
Services) 14,513,000
4,087,776 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 18,782,812
113,311 Southern Copper Corp.
(Materials) 21,565,349
71,781,807
Peru – 0.8%
68,254 Credicorp Ltd. (Banks) 24,355,075
Philippines – 0.8%
4,198,366 BDO Unibank, Inc. (Banks) 9,622,392
2,396,890 Jollibee Foods Corp. (Consumer
Services) 8,342,113
63,842,500 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(b)
6,169,252
24,133,757
Poland – 1.4%
1,170,635 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(b)
12,384,789
32,639 KRUK SA (Financial Services) 4,487,813
993,481 Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 25,841,303
42,713,905
Russia – 0.0%
2,495,750 Renaissance Insurance Group
JSC (Insurance)*
(c)
—
4,327,745 Sberbank of Russia PJSC
(Banks)*
(c)
—
—
Saudi Arabia – 2.8%
1,009,970 Al Rajhi Bank (Banks) 28,841,018
931,429 Almarai Co. JSC (Food,
Beverage & Tobacco) 10,987,519
39,644 Elm Co. (Software & Services) 8,199,547
364,398 Rasan Information Technology
Co. (Insurance)* 13,580,347
2,165,419 Saudi National Bank (The)
(Banks) 25,899,351
87,507,782
Singapore – 0.7%
190,988 Sea Ltd. ADR (Consumer
Discretionary Distribution &
Retail)* 22,248,192
Slovenia – 0.6%
452,365 Nova Ljubljanska Banka dd,
GDR (Banks) 19,678,954

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
Jamuary 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – 2.7%
90,298 Capitec Bank Holdings Ltd.
(Banks) $ 24,244,450
769,554 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 15,331,509
4,559,371 FirstRand Ltd. (Financial
Services) 26,005,995
18,220,575 Old Mutual Ltd. (Insurance) 17,486,890
83,068,844
South Korea – 16.1%
2,931 Hyosung Heavy Industries
Corp. (Capital Goods)* 5,256,925
62,192 Hyundai Rotem Co. Ltd.
(Capital Goods) 9,944,215
123,302 IsuPetasys Co. Ltd. (Technology
Hardware & Equipment) 9,958,566
468,778 KB Financial Group, Inc.
(Banks) 43,877,256
270,578 Kia Corp. (Automobiles &
Components) 28,790,370
234,130 LG CNS Co. Ltd. (Software &
Services) 11,293,708
54,560 LG Energy Solution Ltd.
(Capital Goods)* 14,997,798
67,665 NCSoft Corp. (Media &
Entertainment) 11,003,722
16,324 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
19,727,709
1,527,373 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 168,736,195
735,989 Samsung Heavy Industries Co.
Ltd. (Capital Goods)* 15,000,314
216,214 SK hynix, Inc. (Semiconductors
& Semiconductor Equipment) 134,999,151
58,838 SK Square Co. Ltd. (Capital
Goods)* 23,032,218
496,618,147
Taiwan – 21.2%
634,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 22,166,703
3,468,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 32,242,377
677,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 20,788,240
1,324,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 50,526,949
544,000 Elite Material Co. Ltd.
(Technology Hardware &
Equipment) 29,507,945
3,480,000 Far EasTone
Telecommunications Co. Ltd.
(Telecommunication Services) 9,789,663
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
240,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) $ 21,264,070
376,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 16,934,057
877,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 48,647,660
214,000 MPI Corp. (Semiconductors &
Semiconductor Equipment) 16,912,195
661,200 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 8,921,099
6,812,883 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 376,724,750
654,425,708
Thailand – 0.1%
2,402,700 Airports of Thailand PCL
(Transportation) 3,835,674
Turkey – 0.8%
3,289,079 Aselsan Elektronik Sanayi Ve
Ticaret AS (Capital Goods) 23,015,009
United Arab Emirates – 0.8%
1,839,851 Abu Dhabi Islamic Bank PJSC
(Banks) 12,202,165
4,279,374 Aldar Properties PJSC
(Real Estate Management &
Development) 11,187,190
23,389,355
United States – 0.9%
438,300 BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 11,559,261
177,844 Cognizant Technology Solutions
Corp., Class A (Software &
Services) 14,593,879
26,153,140
TOTAL COMMON STOCKS
(Cost $1,871,686,944)
3,107,159,497
Shares Description Rate Value
a
Preferred Stocks – 0.7%
Brazil – 0.7%
1 Axia Energia
(Utilities)* 0.00% 7
2,646,995 Itau Unibanco
Holding SA
(Banks) 9.78 22,885,043
22,885,050

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
Jamuary 31, 2026 (Unaudited)
**End swaps header**
Shares Description Rate Value
a
Preferred Stocks – (continued)
India – 0.0%
1,716,372 TVS Motor Co.
Ltd., 9/1/2026
(Automobiles &
Components)*
(c)
6.00% $ 186,587
TOTAL PREFERRED STOCKS
(Cost $12,372,358)
23,071,637
Shares Dividend Rate Value
aa a
Investment Company – 0.1%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,278,960 3.950% 2,278,960
(Cost $2,278,960)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,886,338,262)
3,132,510,094
a
Securities Lending Reinvestment Vehicle – 0.0%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
233,000 3.590% 233,000
(Cost $233,000)
TOTAL INVESTMENTS – 101.4%
(Cost $1,886,571,262)
$ 3,132,743,094
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.4)%
(43,117,806)
NET ASSETS – 100.0%
$ 3,089,625,288
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 35.3%
Financials 23.3
Consumer Discretionary 11.7
Communication Services 8.3
Industrials 6.7
Materials 5.6%
Consumer Staples 3.8
Health Care 3.2
Real Estate 1.3
Utilities 0.7
Investment Company 0.1
Securities Lending Reinvestment Vehicle 0.0
TOTAL INVESTMENTS
100.0%

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.8%
Brazil – 7.5%
8,400 Axia Energia (Utilities) $ 86,781
10,600 Caixa Seguridade Participacoes
SA (Insurance) 23,353
58 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 124,572
16,350 NU Holdings Ltd., Class A
(Banks)* 290,212
1,657 PicS NV (Software &
Services)* 43,542
19,380 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 90,221
2,153 Wheaton Precious Metals Corp.
(Materials) 283,916
942,597
Greece – 2.0%
2,051 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 60,876
18,520 Piraeus Bank SA (Banks)* 186,818
247,694
Hungary – 0.9%
950 OTP Bank Nyrt (Banks) 119,540
India – 19.7%
3,877 360 ONE WAM Ltd. (Financial
Services) 47,826
1,133 Akzo Nobel India Ltd.
(Materials) 34,517
795 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 49,491
1,010 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 76,487
2,864 Archean Chemical Industries
Ltd. (Materials) 17,647
8,792 Axis Bank Ltd. (Banks) 131,171
9,321 Bajaj Finance Ltd. (Financial
Services) 94,304
5,667 Bharti Airtel Ltd.
(Telecommunication Services) 121,540
4,962 CMS Info Systems Ltd.
(Commercial & Professional
Services) 17,011
4,029 Coforge Ltd. (Software &
Services) 72,505
6,108 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 46,235
235 Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 26,723
49,616 Eternal Ltd. (Consumer
Services)* 147,893
3,177 Five-Star Business Finance Ltd.
(Financial Services) 15,774
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,298 Godrej Consumer Products
Ltd. (Household & Personal
Products) $ 53,967
3,068 Godrej Properties Ltd.
(Real Estate Management &
Development)* 52,665
3,641 Gokaldas Exports Ltd.
(Consumer Durables &
Apparel)* 21,815
1,711 Grasim Industries Ltd.
(Materials) 52,510
6,404 Hindalco Industries Ltd.
(Materials) 66,661
3,317 Home First Finance Co. India
Ltd. (Financial Services)
(a)
42,560
14,891 ICICI Bank Ltd. (Banks) 219,532
2,816 Info Edge India Ltd. (Media &
Entertainment) 38,327
11,052 Infosys Ltd. (Software &
Services) 197,679
1,720 Kfin Technologies Ltd.
(Financial Services) 18,994
593 MakeMyTrip Ltd. (Consumer
Services)* 36,991
1,409 Navin Fluorine International
Ltd. (Materials) 93,493
782 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment) 26,788
39,664 Physicswallah Ltd. (Consumer
Services)*
(a)
51,506
4,815 SAI Life Sciences
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
43,779
4,439 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
96,559
5,154 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 89,440
55,856 Suzlon Energy Ltd. (Capital
Goods)* 29,004
11,168 Tata Capital Ltd. (Financial
Services)* 41,534
6,818 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 84,170
34,760 Tata Steel Ltd. (Materials) 72,557
1,506 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 64,896
2,370 TVS Motor Co. Ltd.
(Automobiles & Components) 94,870
2,489,421
Indonesia – 0.9%
138,100 Bank Central Asia Tbk PT
(Banks) 61,020
439,800 BFI Finance Indonesia Tbk PT
(Financial Services) 18,472

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
952,600 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) $ 39,952
119,444
Kazakhstan – 1.1%
2,891 Halyk Savings Bank of
Kazakhstan JSC, GDR
(Banks)
(a)
92,185
547 NAC Kazatomprom JSC, GDR
(Energy) 44,697
136,882
Mexico – 2.9%
5,427 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 61,158
8,200 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 92,703
15,834 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 72,755
742 Southern Copper Corp.
(Materials) 141,217
367,833
Peru – 1.0%
362 Credicorp Ltd. (Banks) 129,173
Philippines – 0.9%
16,529 BDO Unibank, Inc. (Banks) 37,883
8,780 Jollibee Foods Corp. (Consumer
Services) 30,558
440,100 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
42,528
110,969
Poland – 1.4%
5,067 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
53,607
79 KRUK SA (Financial Services) 10,862
4,291 Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 111,613
176,082
Saudi Arabia – 3.6%
6,003 Al Rajhi Bank (Banks) 171,424
4,644 Almarai Co. JSC (Food,
Beverage & Tobacco) 54,783
175 Elm Co. (Software & Services) 36,195
1,296 Rasan Information Technology
Co. (Insurance)* 48,299
11,564 Saudi National Bank (The)
(Banks) 138,310
449,011
Singapore – 0.9%
965 Sea Ltd. ADR (Consumer
Discretionary Distribution &
Retail)* 112,413
Shares Description Value
a
Common Stocks – (continued)
Slovenia – 0.7%
1,965 Nova Ljubljanska Banka dd,
GDR (Banks) $ 85,482
South Africa – 3.8%
467 Capitec Bank Holdings Ltd.
(Banks) 125,387
3,392 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 67,577
22,254 FirstRand Ltd. (Financial
Services) 126,934
89,248 Old Mutual Ltd. (Insurance) 85,654
43,958 Pepkor Holdings Ltd.
(Consumer Discretionary
Distribution & Retail)
(a)
71,826
477,378
South Korea – 21.3%
335 Hyundai Rotem Co. Ltd.
(Capital Goods) 53,565
2,081 I-Scream Media Co. Ltd.
(Consumer Services)* 24,448
536 IsuPetasys Co. Ltd. (Technology
Hardware & Equipment) 43,290
2,727 KB Financial Group, Inc.
(Banks) 255,245
1,427 Kia Corp. (Automobiles &
Components) 151,837
1,213 LG CNS Co. Ltd. (Software &
Services) 58,511
265 LG Energy Solution Ltd.
(Capital Goods)* 72,845
286 NCSoft Corp. (Media &
Entertainment) 46,510
94 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
113,600
9,114 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 1,006,867
2,972 Samsung Heavy Industries Co.
Ltd. (Capital Goods)* 60,573
816 SK hynix, Inc. (Semiconductors
& Semiconductor Equipment) 509,492
736 SK Square Co. Ltd. (Capital
Goods)* 288,108
2,684,891
Taiwan – 27.8%
4,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 139,853
13,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 120,862
4,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 122,826
7,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 267,136

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
3,000 Elite Material Co. Ltd.
(Technology Hardware &
Equipment) $ 162,728
16,000 Far EasTone
Telecommunications Co. Ltd.
(Telecommunication Services) 45,010
1,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 88,600
2,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 90,075
3,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 166,412
3,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 40,477
41,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,267,133
3,511,112
Thailand – 0.2%
12,400 Airports of Thailand PCL
(Transportation) 19,795
Turkey – 0.8%
14,757 Aselsan Elektronik Sanayi Ve
Ticaret AS (Capital Goods) 103,261
United Arab Emirates – 0.9%
9,657 Abu Dhabi Islamic Bank PJSC
(Banks) 64,047
20,047 Aldar Properties PJSC
(Real Estate Management &
Development) 52,407
116,454
United States – 0.5%
700 Cognizant Technology Solutions
Corp., Class A (Software &
Services) 57,442
TOTAL COMMON STOCKS
(Cost $7,950,603)
12,456,874
Shares Description Rate Value
a
Preferred Stocks – 1.0%
Brazil – 1.0%
0 Axia Energia
(Utilities)* 0.00% 5
14,142 Itau Unibanco
Holding SA
(Banks) 9.78 122,266
122,271
Shares Description Rate Value
a
Preferred Stocks – (continued)
India – 0.0%
11,880 TVS Motor Co.
Ltd., 9/1/2026
(Automobiles &
Components)*
(b)
6.00% $ 1,291
TOTAL PREFERRED STOCKS
(Cost $63,939)
123,562
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
34 3.590% 34
(Cost $34)
TOTAL INVESTMENTS – 99.8%
(Cost $8,014,576)
$ 12,580,470
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
28,807
NET ASSETS – 100.0%
$ 12,609,277
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Sector Name
% of
Market
Value
Information Technology 43.6%
Financials 24.7
Consumer Discretionary 8.7
Materials 6.0
Industrials 5.5
Consumer Staples 4.0
Health Care 3.1
Communication Services 2.0
Real Estate 1.4
Utilities 0.7
Energy 0.3
Investment Company 0.0
TOTAL INVESTMENTS
100.0%
**End swaps header** (continued)

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.3%
Brazil – 4.7%
119 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* $ 255,587
28,647 NU Holdings Ltd., Class A
(Banks)* 508,485
26,514 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 123,432
1,337 Wheaton Precious Metals Corp.
(Materials) 176,310
1,063,814
China – 24.5%
46,327 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 985,542
3,748 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Durables & Apparel) 76,756
62,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 378,795
21,099 China Yangtze Power Co. Ltd.,
Class A (Utilities) 79,903
5,560 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 280,056
2,644 H World Group Ltd. ADR
(Consumer Services) 125,616
9,000 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 139,801
7,000 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 61,363
78,500 Meitu, Inc. (Media &
Entertainment)*
(a)
77,542
18,000 Minth Group Ltd. (Automobiles
& Components) 84,743
7,816 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 203,658
8,600 NetEase, Inc. (Media &
Entertainment) 222,999
84,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 173,897
52,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 486,956
4,400 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
125,781
37,000 Sany Heavy Industry Co. Ltd.,
Class H (Capital Goods)* 112,777
12,979 Spring Airlines Co. Ltd., Class
A (Transportation) 104,778
20,700 Tencent Holdings Ltd. (Media
& Entertainment) 1,591,039
63,000 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 300,917
5,612,919
Shares Description Value
a
Common Stocks – (continued)
Greece – 2.0%
3,405 JUMBO SA (Consumer
Discretionary Distribution &
Retail) $ 101,064
34,922 Piraeus Bank SA (Banks)* 352,270
453,334
Hong Kong – 1.6%
2,267 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 124,982
8,300 Zijin Gold International Co.
Ltd. (Materials)* 229,944
354,926
Hungary – 0.9%
1,616 OTP Bank Nyrt (Banks) 203,345
India – 14.1%
2,540 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 192,352
12,123 Axis Bank Ltd. (Banks) 180,867
16,808 Bajaj Finance Ltd. (Financial
Services) 170,053
466 Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 52,991
111,826 Eternal Ltd. (Consumer
Services)* 333,327
4,969 Godrej Properties Ltd.
(Real Estate Management &
Development)* 85,297
2,989 Grasim Industries Ltd.
(Materials) 91,730
32,692 ICICI Bank Ltd. (Banks) 481,966
8,852 Info Edge India Ltd. (Media &
Entertainment) 120,481
16,349 Infosys Ltd. (Software &
Services) 292,423
1,687 MakeMyTrip Ltd. (Consumer
Services)* 105,235
102,733 NTPC Green Energy Ltd.
(Utilities)* 96,376
8,115 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
176,522
8,748 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 151,809
105,596 Suzlon Energy Ltd. (Capital
Goods)* 54,832
24,163 Tata Capital Ltd. (Financial
Services)* 89,862
20,581 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 254,078
3,747 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 161,464
3,424 TVS Motor Co. Ltd.
(Automobiles & Components) 137,060
3,228,725

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – 0.5%
272,100 Bank Central Asia Tbk PT
(Banks) $ 120,227
Mexico – 1.1%
11,099 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 125,076
30,080 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 138,214
263,290
Peru – 0.9%
592 Credicorp Ltd. (Banks) 211,243
Philippines – 0.8%
28,216 BDO Unibank, Inc. (Banks) 64,669
17,760 Jollibee Foods Corp. (Consumer
Services) 61,812
496,800 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
48,007
174,488
Poland – 0.9%
7,789 Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 202,599
Russia – –%
16,753 Renaissance Insurance Group
JSC (Insurance)*
(b)
—
Saudi Arabia – 2.7%
7,291 Al Rajhi Bank (Banks) 208,204
6,539 Almarai Co. JSC (Food,
Beverage & Tobacco) 77,137
278 Elm Co. (Software & Services) 57,499
2,587 Rasan Information Technology
Co. (Insurance)* 96,412
15,389 Saudi National Bank (The)
(Banks) 184,059
623,311
Singapore – 0.7%
1,406 Sea Ltd. ADR (Consumer
Discretionary Distribution &
Retail)* 163,785
South Africa – 3.1%
774 Capitec Bank Holdings Ltd.
(Banks) 207,814
7,032 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 140,096
33,027 FirstRand Ltd. (Financial
Services) 188,381
174,345 Old Mutual Ltd. (Insurance) 167,325
703,616
South Korea – 18.5%
22 Hyosung Heavy Industries
Corp. (Capital Goods)* 39,458
3,875 KB Financial Group, Inc.
(Banks) 362,697
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
2,188 Kia Corp. (Automobiles &
Components) $ 232,810
1,785 LG CNS Co. Ltd. (Software &
Services) 86,103
431 LG Energy Solution Ltd.
(Capital Goods)* 118,476
563 NCSoft Corp. (Media &
Entertainment) 91,555
157 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
189,736
15,628 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 1,726,500
4,997 Samsung Heavy Industries Co.
Ltd. (Capital Goods)* 101,845
1,747 SK hynix, Inc. (Semiconductors
& Semiconductor Equipment) 1,090,787
469 SK Square Co. Ltd. (Capital
Goods)* 183,591
4,223,558
Taiwan – 20.7%
8,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 279,706
24,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 223,131
5,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 153,532
12,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 457,948
5,000 Elite Material Co. Ltd.
(Technology Hardware &
Equipment) 271,213
29,000 Far EasTone
Telecommunications Co. Ltd.
(Telecommunication Services) 81,580
2,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 90,075
9,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 499,235
2,000 MPI Corp. (Semiconductors &
Semiconductor Equipment) 158,058
6,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 80,954
44,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,433,021
4,728,453
United Arab Emirates – 0.7%
13,277 Abu Dhabi Islamic Bank PJSC
(Banks) 88,055

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
31,174 Aldar Properties PJSC
(Real Estate Management &
Development) $ 81,495
169,550
United States – 0.9%
3,100 BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 81,756
1,486 Cognizant Technology Solutions
Corp., Class A (Software &
Services) 121,941
203,697
TOTAL COMMON STOCKS
(Cost $13,548,676)
22,704,880
Shares Description Rate Value
a
Preferred Stocks – 1.2%
Brazil – 1.2%
30,901 Itau Unibanco
Holding SA
(Banks) 9.78% 267,157
India – 0.0%
17,988 TVS Motor Co.
Ltd., 9/1/2026
(Automobiles &
Components)*
(b)
6.00 1,956
TOTAL PREFERRED STOCKS
(Cost $136,757)
269,113
TOTAL INVESTMENTS – 100.5%
(Cost $13,685,433)
$ 22,973,993
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.5)%
(103,955)
NET ASSETS – 100.0%
$ 22,870,038
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 35.4%
Financials 24.8
Consumer Discretionary 12.7
Communication Services 9.5
Industrials 5.0
Health Care 3.7
Materials 3.5
Consumer Staples 3.3
Real Estate 1.3
Utilities 0.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Denmark – 1.3%
198,748 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 11,801,506
France – 6.9%
87,245 Air Liquide SA (Materials) 16,337,725
91,948 Capgemini SE (Software &
Services) 14,286,731
41,370 L'Oreal SA (Household &
Personal Products) 19,007,028
100,435 Vinci SA (Capital Goods) 14,441,031
64,072,515
Germany – 7.4%
510,753 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 24,966,913
74,819 SAP SE (Software & Services) 14,946,487
94,745 Siemens AG (Capital Goods) 28,644,307
68,557,707
Hong Kong – 3.2%
2,558,400 AIA Group Ltd. (Insurance) 29,517,495
Italy – 0.9%
150,232 Moncler SpA (Consumer
Durables & Apparel) 8,753,083
Japan – 20.7%
184,000 Hoya Corp. (Health Care
Equipment & Services) 30,867,083
2,485,100 ITOCHU Corp. (Capital Goods) 31,815,675
37,400 Keyence Corp. (Technology
Hardware & Equipment) 13,720,583
239,600 Nomura Research Institute Ltd.
(Software & Services) 7,288,726
1,046,200 ORIX Corp. (Financial
Services) 31,883,367
311,900 Recruit Holdings Co. Ltd.
(Commercial & Professional
Services) 16,428,953
960,300 Sony Group Corp. (Consumer
Durables & Apparel) 21,172,607
1,106,400 Sumitomo Mitsui Financial
Group, Inc. (Banks) 38,934,715
192,111,709
Netherlands – 8.6%
20,637 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 29,591,543
887,599 ING Groep NV (Banks) 26,176,137
616,685 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 24,112,502
79,880,182
Spain – 8.5%
1,161,599 Banco Bilbao Vizcaya
Argentaria SA (Banks) 29,485,675
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
685,955 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
$ 21,216,722
1,235,189 Iberdrola SA (Utilities) 27,770,470
17,778 Iberdrola SA (Utilities)* 399,699
78,872,566
Switzerland – 6.0%
32,238 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 21,904,117
47,050 Zurich Insurance Group AG
(Insurance) 33,472,404
55,376,521
Taiwan – 2.2%
60,525 Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Semiconductors &
Semiconductor Equipment) 20,007,144
United Kingdom – 25.7%
270,865 3i Group PLC (Financial
Services) 12,443,312
416,366 Ashtead Group PLC (Capital
Goods) 26,805,540
180,633 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 33,654,505
880,763 Compass Group PLC
(Consumer Services) 26,410,090
146,173 InterContinental Hotels Group
PLC (Consumer Services) 19,748,015
164,145 London Stock Exchange Group
PLC (Financial Services) 18,309,098
2,163,360 National Grid PLC (Utilities) 36,754,558
2,867,866 NatWest Group PLC (Banks) 26,140,005
508,976 RELX PLC (Commercial &
Professional Services) 18,044,244
3,117,858 Rentokil Initial PLC
(Commercial & Professional
Services) 19,351,990
237,661,357
United States – 7.7%
173,000 Experian PLC (Commercial &
Professional Services) 6,552,336
61,356 Ferguson Enterprises, Inc.
(Capital Goods) 15,489,936
100,234 Schneider Electric SE (Capital
Goods) 28,737,308
40,657 Spotify Technology SA (Media
& Entertainment)* 20,342,730
71,122,310
TOTAL COMMON STOCKS
(Cost $677,890,966)
917,734,095

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.5%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,283,124 3.590% $ 4,283,124
(Cost $4,283,124)
TOTAL INVESTMENTS – 99.6%
(Cost $682,174,090)
$ 922,017,219
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.4%
3,652,210
NET ASSETS – 100.0%
$ 925,669,429
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 26.7%
Industrials 22.4
Information Technology 13.5
Health Care 10.6
Consumer Discretionary 8.3
Utilities 7.0
Consumer Staples 4.7
Communication Services 4.5
Materials 1.8
Investment Company 0.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
January 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.1%
Australia – 4.1%
1,566,156 Rio Tinto PLC (Materials) $ 142,887,334
France – 12.0%
915,742 Accor SA (Consumer Services) 49,799,158
710,150 BNP Paribas SA (Banks) 76,790,397
360,141 Capgemini SE (Software &
Services) 55,958,123
3,467,229 Orange SA (Telecommunication
Services) 64,455,981
450,445 Societe Generale SA (Banks) 39,472,308
1,057,943 TotalEnergies SE (Energy) 76,942,950
342,898 Vinci SA (Capital Goods) 49,303,537
412,722,454
Germany – 8.0%
147,437 Allianz SE (Insurance) 64,919,833
2,493,589 Deutsche Telekom AG
(Telecommunication Services) 83,680,650
419,017 Siemens AG (Capital Goods) 126,681,634
275,282,117
Italy – 2.5%
7,963,484 Enel SpA (Utilities) 87,985,118
Japan – 15.6%
7,584,000 ITOCHU Corp. (Capital Goods) 97,094,717
2,483,100 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 50,445,561
3,726,300 ORIX Corp. (Financial
Services) 113,560,497
2,339,900 Sumitomo Mitsui Financial
Group, Inc. (Banks) 82,342,136
1,447,900 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 49,286,102
149,300 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 39,782,341
4,649,000 Toyota Motor Corp.
(Automobiles & Components) 105,371,943
537,883,297
Netherlands – 5.2%
3,255,662 ING Groep NV (Banks) 96,012,561
2,133,419 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 83,417,095
179,429,656
Singapore – 4.6%
2,133,950 DBS Group Holdings Ltd.
(Banks) 99,191,020
4,292,700 Singapore Exchange Ltd.
(Financial Services) 59,480,142
158,671,162
Spain – 7.8%
4,591,805 Banco Bilbao Vizcaya
Argentaria SA (Banks) 116,556,981
3,101,954 Iberdrola SA (Utilities) 69,740,518
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
1,275,999 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) $ 83,029,492
269,326,991
Switzerland – 3.9%
33,149 Partners Group Holding AG
(Financial Services) 45,200,136
128,317 Zurich Insurance Group AG
(Insurance) 91,287,534
136,487,670
Taiwan – 1.6%
988,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 54,632,386
United Kingdom – 20.1%
957,078 3i Group PLC (Financial
Services) 43,967,364
543,927 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 101,341,361
1,061,892 Coca-Cola Europacific Partners
PLC (Food, Beverage &
Tobacco) 97,375,496
2,399,369 Compass Group PLC
(Consumer Services) 71,946,199
8,420,172 HSBC Holdings PLC (Banks) 148,539,765
6,487,950 National Grid PLC (Utilities) 110,227,488
13,206,915 NatWest Group PLC (Banks) 120,378,297
693,775,970
United States – 12.7%
290,489 Ferguson Enterprises, Inc.
(Capital Goods) 73,336,853
4,489 Ferguson Enterprises, Inc.
(Capital Goods) 1,139,579
523,290 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 77,640,442
214,368 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 97,481,688
338,138 Schneider Electric SE (Capital
Goods) 96,944,910
2,313,752 Shell PLC (Energy) 88,939,579
435,483,051
TOTAL COMMON STOCKS
(Cost $2,460,950,854)
3,384,567,206

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 1.7%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
59,607,368 3.590% $ 59,607,339
(Cost $59,607,339)
TOTAL INVESTMENTS – 99.8%
(Cost $2,520,558,193)
$ 3,444,174,545
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
7,264,399
NET ASSETS – 100.0%
$ 3,451,438,944
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 34.8%
Industrials 12.9
Health Care 9.5
Consumer Discretionary 9.0
Utilities 7.8
Information Technology 5.9
Consumer Staples 5.2
Energy 4.8
Communication Services 4.3
Materials 4.1
Investment Company 1.7
TOTAL INVESTMENTS
100.0%

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
January 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2026:
(a)
China Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 3,949,204 $ 38,086,426 $ —
North America — 353,397 —
Investment Company 58 — —
Total
$ 3,949,262 $ 38,439,823 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 17,486,890 $ 65,581,954 $ —
Asia 115,574,766 2,495,525,495 186,587
Europe 49,502,567 86,298,054 —
North America 86,375,686 11,559,261 —
South America 179,254,824 22,885,050 —
Investment Company 2,278,960 — —
Securities Lending Reinvestment Vehicle 233,000 — —
Total
$ 450,706,693 $ 2,681,849,814 $ 186,587
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity ex. China Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 85,654 $ 391,724 $ —
Asia 416,237 9,437,416 1,291
Europe 247,694 381,104 —
North America 425,275 — —
South America 1,071,770 122,271 —
Investment Company 34 — —
Total
$ 2,246,664 $ 10,332,515 $ 1,291
€ 1.00 € 1.00 € 1.00
(a)
ESG Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 167,325 $ 536,291 $ —
Asia 861,237 18,538,705 1,956
Europe 453,334 405,944 —
North America 385,231 81,756 —
South America 1,275,057 267,157 —
Total
$ 3,142,184 $ 19,829,853 $ 1,956
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
€ 1.00 € 1.00 € 1.00
(a)
International Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 20,007,144 $ 221,629,204 $ —
Europe — 604,975,437 —
North America 35,832,666 35,289,644 —
Investment Company 4,283,124 — —
Total
$ 60,122,934 $ 861,894,285 $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 751,186,845 $ —
Europe 97,375,496 1,957,634,480 —
North America 73,336,853 362,146,198 —
Oceania — 142,887,334 —
Investment Company 59,607,339 — —
Total
$ 230,319,688 $ 3,213,854,857 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2026 (Unaudited)
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity
Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)